Taxes (Details) - Schedule of Reconciles the China Statutory Rates to the Company’s Effective Tax Rate - USD ($)		6 Months Ended
		Mar. 31, 2023	Mar. 31, 2022
Schedule of Reconciles the China Statutory Rates to the Company's Effective Tax Rate [Abstract]
Income (benefit) expense computed based on PRC statutory rate		$ (870,439)	$ 217,154
Tax effect of different tax rates in other jurisdictions		576,986
Tax effect of unrecognized loss		205,489
Change in valuation allowance		229,207	225,468
Non-deductible items and others	[1]	39,599	37,930
Income tax expense		$ 180,842	$ 480,552

[1]	Non-deductible items and others represent excess expenses and losses not deductible for PRC tax purpose.